VARIABLE INTEREST ENTITY (“VIE”)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITY (“VIE”)

3. VARIABLE INTEREST ENTITY (“VIE”)

On November 13, 2018, Blue Hat WFOE entered into Contractual Arrangements with Blue Hat Fujian, and December 2020, Xinyou Technology entered into Contractual Arrangements with Fujian Roar. The significant terms of these Contractual Arrangements are summarized in “Note 1 - Nature of business and organization” above. As a result, the Company classifies Blue Hat Fujian and Fujian Roar Game as VIEs which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. The variable interest entity equity holders are deemed to have a controlling financial interest and be the primary beneficiary of our wholly owned entity because they have both of the following characteristics:

The power to direct activities at wholly owned entity that most significantly impact such entity’s economic performance, and

The right to receive benefits from wholly owned entity that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, our wholly owned entity pays service fees equal to all of its net income to variable interest entity equity holders. The Contractual Arrangements are designed so that our wholly owned entity operates for the benefit of the variable interest entity equity holders and ultimately, the Company.

Accordingly, the account of our wholly owned entity is consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements. The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31,	December 31,
	2021	2020

Current assets	$6,702,528	$46,208,525
Property and equipment, net	211,924	112,745
Other non-current assets	10,672,824	20,557,626
Asset related to discontinued operation	—	2,348,621
Total assets	17,587,276	69,227,517
Total liabilities	(10,825,262)	(12,733,930)
Net assets	$6,762,014	$56,493,587

	December 31,	December 31,
	2021	2020
Current liabilities:
Short-term loans - banks	$860,915	$1,624,547
Current maturities of long-term loans third party	—	14,117
Accounts payable	959,198	211,566
Other payables and accrued liabilities	3,328,862	1,480,127
Other payables related party	211,271	22,529
Operating lease liability - current	97,052	242,046
Customer deposits	1,500,677	—
Taxes payable	3,287,640	6,574,326
Liabilities related to discontinued operation	—	2,058,917
Total current liabilities	10,245,615	12,228,175
Operating lease liabilities	62,057	—
Long-term loans - third party	517,590	505,755
Total liabilities	$10,825,262	$12,733,930

The summarized operating results of the VIEs are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Revenues	$15,155,074	$24,599,923	$23,834,129
Gross profit	$(6,482,924)	$13,420,020	$16,302,329
(Loss) Income from operations	$(55,966,045)	$11,511,579	$11,153,956
Net (Loss) income from continuing operation	$(55,453,545)	$9,548,866	$10,747,395
Net income from discontinued operation	$833,876	$233,153	—
Non-controlling interest from continuing operation	$(2,918,680)	—	—
Non-controlling interest from discontinued operation	—	$111,404	—
Net income attributable to VIE’s	$(51,700,989)	$9,670,615	$10,747,395